General information - Additional Information (Detail) - Installments			12 Months Ended			18 Months Ended
	Nov. 05, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Mar. 12, 2020	Mar. 11, 2020
Disclosure of general information [line items]
Name of Reporting Entity or Other Means of Identification			Banco BBVA Argentina S.A
Legal Form of Entity			sociedad anónima
Country of Incorporation			Argentina
Nature of Entitys Operations and Principal Activities			universal bank
Name of Ultimate Parent of Group			Bilbao Vizcaya Argentaria, S.A
Number of National Branches			243 national branches
Percentage of Share Capital of Controlling Entity			66.55
Number of days prior to date scheduled to inform the user	30 days
Income tax rate			35.00%	30.00%	30.00%
Financing Line For Productive Investments of MSMEs [Member]
Disclosure of general information [line items]
Required Percentage Of Amount To Be Maintained For Financing Of Investment Projects						7.50%
Top of range [member]
Disclosure of general information [line items]
Number of days allowed on hikes in fees and commissions	60 days
Employment and Production Emergency Assistance Program [member]
Disclosure of general information [line items]
Borrowings, interest rate								15.00%
Fondo Nacional de Desarrollo Productivo [Member]
Disclosure of general information [line items]
Borrowings, interest rate								15.00%
Argentine-sourced capital goods [member]
Disclosure of general information [line items]
Borrowings, interest rate							24.00%
Micro, small and medium enterprises [member]
Disclosure of general information [line items]
Borrowings, interest rate							24.00%
Credit Card [Member]
Disclosure of general information [line items]
Borrowings, interest rate		40.00%
Number Of Instalments Amount Payable For Credit Outstanding Balances		9
Grace Period		3-Month Grace Period
Peos Currency [member] | Employment and Production Emergency Assistance Program [member]
Disclosure of general information [line items]
Borrowings, interest rate								0.00%